BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) £ / shares in Units, £ in Millions, $ in Billions	6 Months Ended
	Jun. 30, 2026 GBP (£) £ / shares	Jun. 30, 2026 USD ($)	Dec. 31, 2025 GBP (£) £ / shares	Jun. 30, 2025 GBP (£) £ / shares	Dec. 31, 2024 GBP (£)
Disclosure of information about consolidated structured entities [line items]
Number of major product categories	6
Cash and cash equivalents net of bank overdrafts | £	£ 805		£ 1,303	£ 626	£ 2,207
Euro commercial paper
Disclosure of information about consolidated structured entities [line items]
Notional amount | £	£ 2,000
US Dollar commercial paper
Disclosure of information about consolidated structured entities [line items]
Notional amount | $		$ 10.0
Ordinary shares
Disclosure of information about consolidated structured entities [line items]
Nominal value per share | £ / shares	£ 0.01		£ 0.01	£ 0.01
August 2029
Disclosure of information about consolidated structured entities [line items]
Undrawn credit facilities | $		$ 1,750.0